CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Other assets	$ 1,384	$ 1,199
Total assets	211,602	199,375
LIABILITIES AND STOCKHOLDERS' EQUITY
Stockholders' equity	30,563	20,329	19,169
Total liabilities and stockholders' equity	211,602	199,375
Parent
ASSETS
Non-interest bearing deposit in the Bank	4,840	745
Loan to the Bank ESOP	1,153	343
Investment in subsidiary	24,556	19,239
Other assets	14	5
Total assets	30,563	20,332
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities		3
Stockholders' equity	30,563	20,329
Total liabilities and stockholders' equity	$ 30,563	$ 20,332